Asset Allocation of New Insurance Company on a Weighted Average Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	100.00%	100.00%
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	$ 1,308	$ 1,541
Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	25.00%	25.00%
Equity | Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	$ 325	$ 379
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	54.00%	31.00%
Fixed Income | Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	$ 709	$ 477
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	9.00%	41.00%
Real Estate | Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	$ 119	$ 638
Other Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	12.00%	3.00%
Other Assets | Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation	[1]	$ 155	$ 47

[1]	As of January 1, 2015, Norman Data Defense Systems AG changed the pension fund to AXA collective funds. The disclosed asset allocation for December 31, 2014 corresponds to the asset allocation of the current pension fund as of January 1, 2015.